UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Insight Capital Research & Management, Inc.

Address:   2121 N. California Boulevard
           Suite 560
           Walnut Creek, CA  94596


Form 13F File Number: 28-04736


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James Foran
Title:  Controller
Phone:  925-948-2000

Signature,  Place,  and  Date  of  Signing:

/s/ James Foran                    Walnut Creek, CA                   8/3/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              72

Form 13F Information Table Value Total:  $      552,736
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
-------------------------------- -------------- --------- -------- ------------------ ---------- -------- --------------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
-------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ---------
Acme Packet Inc                  cs             004764106   29,632 1,102,375 SH       SOLE       N/A        663,599    n/a   438,776
Allied Nevada Gold Corp          cs             019344100   19,149   972,996 SH       SOLE       N/A        586,358    n/a   386,638
Amazon.Com Inc                   cs             023135106    1,168    10,692 SH       SOLE       N/A            703    n/a     9,989
AmerisourceBergen                cs             03073E105    2,873    90,482 SH       SOLE       N/A          5,837    n/a    84,645
Apple Inc                        cs             037833100    6,764    26,890 SH       SOLE       N/A          6,817    n/a    20,073
Atlas Air Worldwide              cs             049164205    7,889   166,083 SH       SOLE       N/A        107,943    n/a    58,140
Baidu Inc                        cs             056752108    7,748   113,807 SH       SOLE       N/A         29,796    n/a    84,011
Brigham Exploration Co           cs             109178103   13,321   866,154 SH       SOLE       N/A        506,397    n/a   359,757
Bucyrus Intl Inc Cl A            cs             118759109    1,886    39,749 SH       SOLE       N/A          1,246    n/a    38,503
Campbell Soup Co                 cs             134429109    1,910    53,294 SH       SOLE       N/A          3,492    n/a    49,802
Capella Education Co             cs             139594105   24,727   303,956 SH       SOLE       N/A        188,730    n/a   115,226
Church & Dwight Inc              cs             171340102    1,462    23,309 SH       SOLE       N/A          1,575    n/a    21,734
Cirrus Logic Corp                cs             172755100   21,714 1,373,407 SH       SOLE       N/A        840,360    n/a   533,047
Cliffs Natural Resources         cs             18683K101    1,170    24,809 SH       SOLE       N/A          1,632    n/a    23,177
Clorox Co                        cs             189054109    2,052    33,009 SH       SOLE       N/A          1,028    n/a    31,981
Cognizant Tech Sol               cs             192446102    1,465    29,259 SH       SOLE       N/A          1,963    n/a    27,296
Coherent Inc                     cs             192479103    8,608   250,956 SH       SOLE       N/A        159,224    n/a    91,732
Coinstar Inc                     cs             19259P300   20,376   474,184 SH       SOLE       N/A        291,079    n/a   183,105
Cree Research Inc                cs             225447101    3,216    53,574 SH       SOLE       N/A         15,552    n/a    38,022
Cummins Inc                      cs             231021106    1,885    28,939 SH       SOLE       N/A          1,712    n/a    27,227
Deckers Outdoor Corp             cs             243537107   14,286    99,991 SH       SOLE       N/A         63,309    n/a    36,682
DG FastChannel Inc               cs             23326R109   12,056   370,032 SH       SOLE       N/A        240,148    n/a   129,884
EMC Corp Mass                    cs             268648102      682    37,285 SH       SOLE       N/A          4,903    n/a    32,382
Express Scripts                  cs             302182100    1,955    41,588 SH       SOLE       N/A          2,126    n/a    39,462
Finisar Corp                     cs             31787A507   10,650   714,793 SH       SOLE       N/A        468,212    n/a   246,581
General Mills Inc                cs             370334104    2,174    61,194 SH       SOLE       N/A          4,024    n/a    57,170
G-III Apparel Grp Ltd            cs             36237H101      778    34,000 SH       SOLE       N/A         22,900    n/a    11,100
Gildan Activewear Inc            cs             375916103    7,903   275,858 SH       SOLE       N/A        175,474    n/a   100,384
Google Inc                       cs             38259P508      861     1,935 SH       SOLE       N/A            236    n/a     1,699
Hasbro Inc                       cs             418056107      871    21,202 SH       SOLE       N/A            667    n/a    20,535
Hewlett Packard Co               cs             428236103    1,410    32,575 SH       SOLE       N/A          2,140    n/a    30,435
Impax Laboratories               cs             45256B101   16,213   850,647 SH       SOLE       N/A        540,737    n/a   309,910
Infosys Tech Ltd                 cs             456788108    1,013    16,912 SH       SOLE       N/A          1,120    n/a    15,792
Integrated Silicon Solu          cs             45812P107    3,987   528,715 SH       SOLE       N/A        345,637    n/a   183,078
Intel Corp                       cs             458140100      617    31,717 SH       SOLE       N/A          3,154    n/a    28,563
Intl Bus Machines                cs             459200101      908     7,355 SH       SOLE       N/A            487    n/a     6,868
Intuitive Surgical Inc           cs             46120E602      962     3,048 SH       SOLE       N/A            282    n/a     2,766
JDS Uniphase                     cs             46612J507      125    12,700 SH       SOLE       N/A         12,700    n/a         0
Lattice Semiconductor Corp       cs             518415104    8,073 1,860,078 SH       SOLE       N/A      1,175,649    n/a   684,429
Lululemon Athletica Inc          cs             550021109   18,580   499,197 SH       SOLE       N/A        323,850    n/a   175,347
McKesson Inc                     cs             58155Q103    1,895    28,213 SH       SOLE       N/A          2,275    n/a    25,938
Microsoft Corp                   cs             594918104    1,201    52,203 SH       SOLE       N/A          3,453    n/a    48,750
Mindspeed Tech Inc               cs             602682205    7,716 1,030,107 SH       SOLE       N/A        690,656    n/a   339,451
NetApp Inc                       cs             64110D104    1,677    44,958 SH       SOLE       N/A          3,494    n/a    41,464
Netflix Inc                      cs             64110L106    6,206    57,118 SH       SOLE       N/A         18,599    n/a    38,519
Newpark Resources Inc            cs             651718504   10,301 1,702,635 SH       SOLE       N/A      1,123,704    n/a   578,931
Northern Oil & Gas Inc           cs             665531109   13,520 1,052,934 SH       SOLE       N/A        683,993    n/a   368,941
Nu Skin Ent Inc                  cs             67018T105    9,505   381,250 SH       SOLE       N/A        247,625    n/a   133,625
O'Reilly Auto                    cs             686091109    1,803    37,911 SH       SOLE       N/A          2,502    n/a    35,409
Owens Corning                    cs             690742101      923    30,843 SH       SOLE       N/A          2,562    n/a    28,281
PNC Financial Services Group Inc cs             693475105    1,699    30,065 SH       SOLE       N/A          1,978    n/a    28,087
Portfolio Recovery Associates    cs             73640Q105    9,816   146,996 SH       SOLE       N/A         93,783    n/a    53,213
Inc
Power-One Inc                    cs             73930R102   18,642 2,761,707 SH       SOLE       N/A      1,680,442    n/a 1,081,265
Procter & Gamble Co              cs             742718109    2,462    41,049 SH       SOLE       N/A          2,700    n/a    38,349
Rosetta Resources Inc            cs             777779307    6,713   338,862 SH       SOLE       N/A        217,465    n/a   121,397
Rubicon Technology Inc           cs             78112T107   18,772   630,133 SH       SOLE       N/A        395,205    n/a   234,928
Salesforce.com                   cs             79466L302    2,338    27,244 SH       SOLE       N/A          1,565    n/a    25,679
Salix Pharmaceuticals            cs             795435106   14,631   374,866 SH       SOLE       N/A        239,250    n/a   135,616
Sanmina Sci Corp                 cs             800907206   10,083   740,852 SH       SOLE       N/A        483,075    n/a   257,777

                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
-------------------------------- -------------- --------- -------- ------------------ ---------- -------- --------------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
-------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ---------
Seagate Technology               cs             G7945M107    1,724   132,186 SH       SOLE       N/A          6,641    n/a   125,545
Skechers USA Inc                 cs             830566105   21,244   581,706 SH       SOLE       N/A        351,775    n/a   229,931
Super Micro Computer             cs             86800U104    8,150   603,685 SH       SOLE       N/A        386,351    n/a   217,334
SXC Health Solutions             cs             78505P100   28,203   385,021 SH       SOLE       N/A        249,081    n/a   135,940
Tempur Pedic Intl Inc            cs             88023U101   14,263   463,846 SH       SOLE       N/A        293,276    n/a   170,570
Thoratec Corp                    cs             885175307   20,245   473,799 SH       SOLE       N/A        296,724    n/a   177,075
Triumph Group                    cs             896818101    4,584    68,800 SH       SOLE       N/A         40,800    n/a    28,000
U S Airways Group Inc            cs             90341W108   18,906 2,195,838 SH       SOLE       N/A      1,323,329    n/a   872,509
Ulta Salon Cosmetics & Frag      cs             90384S303    6,267   264,937 SH       SOLE       N/A        171,280    n/a    93,657
Varian Med Systems Inc           cs             92220P105      956    18,285 SH       SOLE       N/A          1,194    n/a    17,091
Veeco Instruments                cs             922417100    2,799    81,650 SH       SOLE       N/A         48,150    n/a    33,500
Whirlpool Corporation            cs             963320106    1,372    15,628 SH       SOLE       N/A            486    n/a    15,142
Wyndham Worldwide Corp           cs             98310W108    1,004    49,861 SH       SOLE       N/A          3,282    n/a    46,579